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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                   	Pioneer Select Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Select Growth Fund
Schedule of Investments  2/28/09

Shares                                                         Value

        Common Stocks - 99.3 %
        Energy - 6.6 %
        Oil & Gas Drilling - 3.9 %
  725   Transocean, Ltd. *                                  $   43,333
        Oil & Gas Equipment And Services - 2.7 %
  300   National-Oilwell Varco, Inc. *                      $    8,019
2,100   Weatherford Intl, Inc. *                                22,407
                                                            $   30,426
        Total Energy                                        $   73,759
        Materials - 2.9 %
        Diversified Metals & Mining - 2.9 %
1,060   Freeport-McMoRan Copper & Gold, Inc. (Class B)      $   32,245
        Total Materials                                     $   32,245
        Capital Goods - 8.9 %
        Aerospace & Defense - 7.0 %
3,391   Be Aerospace, Inc. *                                $   25,297
  440   Boeing Co.                                              13,834
  950   United Technologies Corp.                               38,789
                                                            $   77,920
        Electrical Component & Equipment - 1.9 %
  200   First Solar, Inc. *                                 $   21,148
        Total Capital Goods                                 $   99,068
        Transportation - 6.2 %
        Airlines - 6.2 %
  151   AMR Corp. *                                         $      618
4,500   Continental Airlines (Class B) *                        45,090
3,200   Delta Air Lines, Inc. *                                 16,096
1,600   UAL Corp. *                                              7,856
                                                            $   69,660
        Total Transportation                                $   69,660
        Consumer Services - 2.1 %
        Hotels, Resorts & Cruise Lines - 2.1 %
2,000   Starwood Hotels & Resorts                           $   23,180
        Total Consumer Services                             $   23,180
        Media - 1.3 %
        Movies & Entertainment - 1.3 %
1,900   Time Warner, Inc.                                   $   14,497
        Total Media                                         $   14,497
        Food & Drug Retailing - 2.5 %
        Drug Retail - 1.4 %
  600   CVS/Caremark Corp.                                  $   15,444
        Hypermarkets & Supercenters - 1.1 %
  250   Wal-Mart Stores, Inc.                               $   12,310
        Total Food & Drug Retailing                         $   27,754
        Food, Beverage & Tobacco - 0.5 %
        Packaged Foods & Meats - 0.5 %
  100   General Mills, Inc.                                 $    5,248
        Total Food, Beverage & Tobacco                      $    5,248
        Health Care Equipment & Services - 2.0 %
        Health Care Equipment - 2.0 %
1,300   Insulet Corp. *                                     $    7,956
  500   Medtronic, Inc.                                         14,795
                                                            $   22,751
        Total Health Care Equipment & Services              $   22,751
        Pharmaceuticals & Biotechnology - 15.9 %
        Biotechnology - 6.7 %
1,260   Gilead Sciences, Inc. *                             $   56,448
  600   Vertex Pharmaceuticals, Inc. *                          18,138
                                                            $   74,586
        Life Sciences Tools & Services - 1.5 %
  600   Advanced Magnetics, Inc. *                          $   16,230
        Pharmaceuticals - 7.7 %
3,045   Bristol-Myers Squibb Co.                            $   56,058
3,800   Cardiome Pharma Corp. *                                 14,554
  900   Schering-Plough Corp.                                   15,651
                                                            $   86,263
        Total Pharmaceuticals & Biotechnology               $  177,079
        Diversified Financials - 7.9 %
        Asset Management & Custody Banks - 1.5 %
  650   State Street Corp.                                  $   16,426
        Investment Banking & Brokerage - 1.8 %
  850   Lazard, Ltd.                                        $   20,638
        Specialized Finance - 4.6 %
  907   IntercontinentalExchange Inc. *                     $   51,490
        Total Diversified Financials                        $   88,554
        Software & Services - 10.9 %
        Data Processing & Outsourced Services - 2.1 %
  150   MasterCard, Inc.                                    $   23,705
        Internet Software & Services - 3.1 %
2,600   Yahoo! Inc. *                                       $   34,398
        Systems Software - 5.7 %
1,400   BMC Software, Inc. *                                $   41,482
  800   McAfee, Inc. *                                          22,360
                                                            $   63,842
        Total Software & Services                           $  121,945
        Technology Hardware & Equipment - 20.8 %
        Communications Equipment - 7.0 %
1,464   F5 Networks, Inc. *                                 $   29,280
  450   Research In Motion *                                    17,973
3,000   Riverbed Technogoly, Inc. *                             31,410
                                                            $   78,663
        Computer Hardware - 7.1 %
  650   Apple, Inc. *                                       $   58,052
2,500   Dell, Inc. *                                            21,325
                                                            $   79,377
        Computer Storage & Peripherals - 6.7 %
4,800   EMC Corp. *                                         $   50,400
1,800   Netapp, Inc. *                                          24,192
                                                            $   74,592
        Total Technology Hardware & Equipment               $  232,632
        Semiconductors - 10.7 %
2,290   Broadcom Corp. *                                    $   37,671
3,885   Intel Corp.                                             49,495
8,900   ON Semiconductor Corp. *                                32,574
                                                            $  119,740
        Total Semiconductors                                $  119,740
        TOTAL COMMON STOCKS
        (Cost  $1,585,933)                                  $1,108,112

        TOTAL INVESTMENT IN SECURITIES - 99.3%
        (Cost  $1,585,933)                                  $1,108,112

        OTHER ASSETS AND LIABILITIES - 0.7%                 $    7,793

        TOTAL NET ASSETS - 100.0%                           $1,115,905

   *    Non-income producing security.

 (a) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,585,933 was as follows:

        Aggregate gross unrealized gain for all investments
        in which there is an excess of value over tax cost  $   8,969

        Aggregate gross unrealized loss for all investments
        in which there is an excess of tax cost over value   (486,790)

        Net unrealized loss                                 $(477,821)

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs                                             InvestmenOther
Financial
                                                             in
SecuriInstruments
Level 1 - Quoted Prices                                     $1,108,112
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs
Total                                                       $1,108,112    0



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.